UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2013

If amended report check here:     [ ]     Amendment Number:

This Amendment(check only one):     [ ] is a restatement
                                    [ ] adds new holding Entries

Institutional Investment Manager Filing this Report:

Name:     OVERLOOK INVESTMENTS, L.P.

Address: CAMPBELLS CORPORATE SERVICES LIMITED,FLOOR 4, WILLOW HOUSE, CRICKET SQUARE

          GRAND CAYMAN, KY1-1104, CAYMAN ISLANDS

Form 13F File Number: 028-15422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MICHAEL LONERGAN

Title:    PARTNER

Phone:    852 2912 0805

Signature, Place, and Date of Signing

/s/      MICHAEL LONERGAN          HONG KONG           MAY 13, 2013

     [Signature]                   [City, State]       [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number          Name

028-15402                OVERLOOK HOLDINGS LIMITED